Segment Information - Summary of Income or Loss (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Gross revenue	R$ 20,034,278	R$ 16,186,536	R$ 15,012,843
Net sales	16,843,933	13,582,463	12,518,139
Cost of sales	(12,119,917)	(9,232,210)	(8,317,490)
Gross profit	4,724,016	4,350,253	4,200,649
Selling expenses	(1,023,485)	(1,068,663)	(1,037,542)
General and administrative expenses	(981,834)	(935,290)	(1,000,734)
Other income (expense), net	738,151	877,599	(116,302)
Finance results	(1,610,936)	(2,751,499)	(3,055,776)
Finance expense	(2,849,228)	(3,704,515)	(3,673,356)
Finance income	1,032,725	870,739	1,102,918
Foreign exchange losses, net	(1,555,215)	(199,777)	997,109
Derivatives	1,760,782	282,054	(1,482,447)
Equity in earnings of associates	51,473	17,162	(4,440)
Equity in earnings of joint ventures	946,282	985,090	1,570,132
Income tax (expense)benefit	(760,487)	(428,355)	(61,702)
Profit (loss) for the year	2,083,180	1,046,297	494,285
Profit from discontinued operation, net of tax			(35,262)
Net income attributable to:
Owners of the Company	975,448	551,021	277,804
Non-controlling interests	1,107,732	495,276	181,219
Profit loss	2,083,180	1,046,297	459,023
Other select data:
Depreciation and amortization	2,061,344	1,938,393	1,735,333
EBITDA	6,515,947	6,164,544	5,347,096
Additions to PP&E, intangible and biological assets	2,628,241	2,457,458	2,190,505
Reconciliation of EBITDA:
Profit (loss) for the year	2,083,180	1,046,297	494,285
Income tax and social contribution	760,487	428,355	61,702
Finance result, net	1,610,936	2,751,499	3,055,776
Depreciation and amortization	2,061,344	1,938,393	1,735,333
EBITDA	6,515,947	6,164,544	5,347,096
Brazil [member]
Disclosure of operating segments [line items]
Net sales	14,729,253	12,988,974	11,837,757
Domestic market [member]
Disclosure of operating segments [line items]
Net sales	19,596,349	15,859,678	14,725,935
External market [member]
Disclosure of operating segments [line items]
Net sales	437,929	326,858	286,908
Operating segments [member] | Raizen Energia S.A. [member]
Disclosure of operating segments [line items]
Gross revenue	21,296,564	14,060,676	13,887,406
Net sales	19,798,546	13,152,678	13,133,737
Cost of sales	(18,136,443)	(10,907,652)	(9,967,530)
Gross profit	1,662,103	2,245,026	3,166,207
Selling expenses	(768,831)	(803,157)	(732,680)
General and administrative expenses	(664,690)	(618,064)	(567,400)
Other income (expense), net	570,343	(107,953)	(15,249)
Finance results	(318,335)	129	531,049
Finance expense	(968,066)	(905,213)	(918,912)
Finance income	583,546	681,362	653,670
Foreign exchange losses, net	(90,780)	(54,866)	(57,951)
Derivatives	156,965	278,846	854,242
Equity in earnings of associates		(54,544)	(68,641)
Equity in earnings of joint ventures	22,139
Income tax (expense)benefit	9,007	(78,937)	(658,860)
Profit (loss) for the year	511,736	582,500	1,654,426
Net income attributable to:
Owners of the Company	507,580	582,500	1,654,338
Non-controlling interests	4,156		88
Profit loss	511,736	582,500	1,654,426
Other select data:
Depreciation and amortization	2,147,455	2,131,088	2,192,019
EBITDA	2,968,519	2,792,396	3,974,256
Additions to PP&E, intangible and biological assets	2,573,428	2,226,162	2,001,509
Reconciliation of EBITDA:
Profit (loss) for the year	511,736	582,500	1,654,426
Income tax and social contribution	(9,007)	78,937	658,860
Finance result, net	318,335	(129)	(531,049)
Depreciation and amortization	2,147,455	2,131,088	2,192,019
EBITDA	2,968,519	2,792,396	3,974,256
Operating segments [member] | Raizen Energia S.A. [member] | Domestic market [member]
Disclosure of operating segments [line items]
Net sales	16,271,074	7,903,059	6,859,999
Operating segments [member] | Raizen Energia S.A. [member] | External market [member]
Disclosure of operating segments [line items]
Net sales	5,025,490	6,157,617	7,027,407
Operating segments [member] | Raizen Combustiveis [member]
Disclosure of operating segments [line items]
Gross revenue		75,681,280	70,729,562
Net sales	85,204,091	72,789,148	68,143,047
Cost of sales		(68,875,292)	(64,445,939)
Gross profit		3,913,856	3,697,108
Selling expenses		(1,345,847)	(1,303,338)
General and administrative expenses		(455,743)	(447,762)
Other income (expense), net		312,187	844,257
Finance results		(359,767)	(584,487)
Finance expense		(251,038)	(273,874)
Finance income		134,904	233,453
Foreign exchange losses, net		(105,513)	750,939
Derivatives		(138,120)	(1,295,005)
Equity in earnings of associates			(310)
Income tax (expense)benefit		(615,806)	(673,099)
Profit (loss) for the year		1,448,880	1,532,369
Net income attributable to:
Owners of the Company		1,389,260	1,476,244
Non-controlling interests		59,620	56,125
Profit loss		1,448,880	1,532,369
Other select data:
Depreciation and amortization		635,920	624,395
EBITDA		3,060,373	3,414,350
Additions to PP&E, intangible and biological assets		853,975	797,009
Reconciliation of EBITDA:
Profit (loss) for the year		1,448,880	1,532,369
Income tax and social contribution		615,806	673,099
Finance result, net		359,767	584,487
Depreciation and amortization		635,920	624,395
EBITDA		3,060,373	3,414,350
Operating segments [member] | Raizen Combustiveis [member] | Brazil [member]
Disclosure of operating segments [line items]
Gross revenue	85,793,511
Net sales	81,960,154
Cost of sales	(78,223,747)
Gross profit	3,736,407
Selling expenses	(1,378,292)
General and administrative expenses	(479,848)
Other income (expense), net	455,250
Finance results	(445,909)
Finance expense	(460,734)
Finance income	206,718
Foreign exchange losses, net	(763,008)
Derivatives	571,115
Equity in earnings of associates	(9,953)
Equity in earnings of joint ventures	1
Income tax (expense)benefit	(443,136)
Profit (loss) for the year	1,434,520
Net income attributable to:
Owners of the Company	1,386,362
Non-controlling interests	48,158
Profit loss	1,434,520
Other select data:
Depreciation and amortization	191,114
EBITDA	2,514,679
Additions to PP&E, intangible and biological assets	258,066
Reconciliation of EBITDA:
Profit (loss) for the year	1,434,520
Income tax and social contribution	443,136
Finance result, net	445,909
Depreciation and amortization	191,114
EBITDA	2,514,679
Operating segments [member] | Raizen Combustiveis [member] | ARGENTINA
Disclosure of operating segments [line items]
Gross revenue	4,497,337
Net sales	3,243,937
Cost of sales	(3,074,701)
Gross profit	169,236
Selling expenses	(128,443)
General and administrative expenses	(46,400)
Other income (expense), net	11,566
Finance results	(7,692)
Finance expense	(12,818)
Finance income	5,686
Foreign exchange losses, net	(560)
Income tax (expense)benefit	(8,221)
Profit (loss) for the year	(9,954)
Net income attributable to:
Owners of the Company	(9,953)
Profit loss	(9,953)
Other select data:
Depreciation and amortization	76,140
EBITDA	82,099
Additions to PP&E, intangible and biological assets	136,725
Reconciliation of EBITDA:
Profit (loss) for the year	(9,954)
Income tax and social contribution	8,221
Finance result, net	7,692
Depreciation and amortization	76,140
EBITDA	82,099
Operating segments [member] | Raizen Combustiveis [member] | Domestic market [member]
Disclosure of operating segments [line items]
Net sales		74,080,815	70,729,562
Operating segments [member] | Raizen Combustiveis [member] | Domestic market [member] | Brazil [member]
Disclosure of operating segments [line items]
Net sales	83,350,683
Operating segments [member] | Raizen Combustiveis [member] | Domestic market [member] | ARGENTINA
Disclosure of operating segments [line items]
Net sales	4,497,337
Operating segments [member] | Raizen Combustiveis [member] | External market [member]
Disclosure of operating segments [line items]
Net sales		1,600,465
Operating segments [member] | Raizen Combustiveis [member] | External market [member] | Brazil [member]
Disclosure of operating segments [line items]
Net sales	2,442,828
Operating segments [member] | Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of operating segments [line items]
Gross revenue	8,695,208	7,097,156	7,022,449
Net sales	6,840,011	5,537,857	5,657,246
Cost of sales	(4,901,715)	(3,492,375)	(3,174,134)
Gross profit	1,938,297	2,045,482	2,483,112
Selling expenses	(613,046)	(652,901)	(670,557)
General and administrative expenses	(367,670)	(344,990)	(332,349)
Other income (expense), net	763,609	(26,422)	(26,437)
Finance results	78,773	(225,541)	(263,169)
Finance expense	(504,071)	(623,924)	(730,422)
Finance income	581,181	398,758	466,646
Foreign exchange losses, net	(93,780)	(11,501)	223,943
Derivatives	95,443	11,126	(223,336)
Income tax (expense)benefit	(540,995)	(235,972)	(369,966)
Profit (loss) for the year	1,258,968	559,656	820,634
Net income attributable to:
Owners of the Company	1,008,191	364,455	514,228
Non-controlling interests	250,777	195,201	306,406
Profit loss	1,258,968	559,656	820,634
Other select data:
Depreciation and amortization	464,517	496,755	510,957
EBITDA	2,185,707	1,517,924	1,964,726
Additions to PP&E, intangible and biological assets	531,739	352,958	438,366
Reconciliation of EBITDA:
Profit (loss) for the year	1,258,968	559,656	820,634
Income tax and social contribution	540,995	235,972	369,966
Finance result, net	(78,773)	225,541	263,169
Depreciation and amortization	464,517	496,755	510,957
EBITDA	2,185,707	1,517,924	1,964,726
Operating segments [member] | Companhia de Gas de Sao Paulo - COMGAS [member] | Domestic market [member]
Disclosure of operating segments [line items]
Net sales	8,695,208	7,097,156	7,022,449
Operating segments [member] | Moove cash generating unit [member]
Disclosure of operating segments [line items]
Gross revenue	4,381,188	2,787,145	2,530,479
Net sales	3,449,949	2,129,522	1,883,674
Cost of sales	(2,781,084)	(1,545,657)	(1,398,751)
Gross profit	668,865	583,865	484,923
Selling expenses	(393,317)	(386,705)	(362,045)
General and administrative expenses	(132,336)	(94,002)	(72,567)
Other income (expense), net	2,391	(3,679)	7,523
Finance results	(27,279)	(54,370)	(77,301)
Finance expense	(35,157)	(46,250)	(49,102)
Finance income	9,928	17,805	4,928
Foreign exchange losses, net	(26,875)	(7,478)	47,288
Derivatives	24,825	(18,447)	(80,415)
Equity in earnings of associates	(349)	(7,665)	(9,755)
Income tax (expense)benefit	(49,439)	(20,141)	(553)
Profit (loss) for the year	68,536	17,303	(29,775)
Net income attributable to:
Owners of the Company	67,880	17,303	(29,775)
Non-controlling interests	656
Profit loss	68,536	17,303	(29,775)
Other select data:
Depreciation and amortization	91,972	82,898	88,350
EBITDA	237,226	174,712	136,429
Additions to PP&E, intangible and biological assets	47,346	48,612	41,557
Reconciliation of EBITDA:
Profit (loss) for the year	68,536	17,303	(29,775)
Income tax and social contribution	49,439	20,141	553
Finance result, net	27,279	54,370	77,301
Depreciation and amortization	91,972	82,898	88,350
EBITDA	237,226	174,712	136,429
Operating segments [member] | Moove cash generating unit [member] | Domestic market [member]
Disclosure of operating segments [line items]
Net sales	4,242,819	2,730,321	2,486,156
Operating segments [member] | Moove cash generating unit [member] | External market [member]
Disclosure of operating segments [line items]
Net sales	138,369	56,824	44,323
Operating segments [member] | Logistics [member]
Disclosure of operating segments [line items]
Gross revenue	6,988,737	6,332,656	5,496,948
Net sales	6,584,936	5,946,349	5,014,555
Cost of sales	(4,465,634)	(4,220,988)	(3,769,147)
Gross profit	2,119,302	1,725,361	1,245,408
Selling expenses	(12,872)	(28,846)	(4,649)
General and administrative expenses	(301,698)	(285,409)	(342,961)
Other income (expense), net	(65,302)	(3,304)	(539)
Finance results	(1,208,819)	(1,665,842)	(1,673,482)
Finance expense	(1,518,156)	(1,900,092)	(1,951,393)
Finance income	224,531	261,661	302,371
Foreign exchange losses, net	(668,063)	(127,508)	76,082
Derivatives	752,869	100,097	(100,542)
Equity in earnings of associates	10,179	4,243	8,381
Income tax (expense)benefit	(268,440)	(10,215)	34,513
Profit (loss) for the year	272,350	(264,012)	(733,329)
Net income attributable to:
Owners of the Company	54,114	(79,515)	(206,694)
Non-controlling interests	218,236	(184,497)	(526,635)
Profit loss	272,350	(264,012)	(733,329)
Other select data:
Depreciation and amortization	1,491,306	1,341,687	1,120,019
EBITDA	3,240,915	2,753,732	2,025,659
Additions to PP&E, intangible and biological assets	1,996,746	2,045,390	1,699,226
Reconciliation of EBITDA:
Profit (loss) for the year	272,350	(264,012)	(733,329)
Income tax and social contribution	268,440	10,215	(34,513)
Finance result, net	1,208,819	1,665,842	1,673,482
Depreciation and amortization	1,491,306	1,341,687	1,120,019
EBITDA	3,240,915	2,753,732	2,025,659
Operating segments [member] | Logistics [member] | Domestic market [member]
Disclosure of operating segments [line items]
Net sales	6,689,177	6,062,622	5,254,363
Operating segments [member] | Logistics [member] | External market [member]
Disclosure of operating segments [line items]
Net sales	299,560	270,034	242,585
Operating segments [member] | Radar [member]
Disclosure of operating segments [line items]
Profit from discontinued operation, net of tax			69,261
Net income attributable to:
Owners of the Company			21,664
Non-controlling interests			47,597
Profit loss			69,261
Unallocated amounts [member] | Cosan Corporate [member]
Disclosure of operating segments [line items]
Gross revenue	9,273	4,285	1,176
Net sales	9,165	3,441	873
Cost of sales	(11,612)	(7,896)	(13,667)
Gross profit	(2,448)	(4,455)	(12,794)
Selling expenses	(4,250)	(211)	(291)
General and administrative expenses	(180,130)	(210,889)	(252,857)
Other income (expense), net	37,453	911,004	(96,849)
Finance results	(453,611)	(805,746)	(1,147,709)
Finance expense	(798,507)	(1,134,580)	(1,048,324)
Finance income	223,748	192,845	328,973
Foreign exchange losses, net	(766,497)	(53,290)	649,796
Derivatives	887,645	189,279	(1,078,154)
Equity in earnings of associates	2,125,688	1,112,654	1,066,818
Equity in earnings of joint ventures	946,282	985,090	1,570,132
Income tax (expense)benefit	98,387	(162,027)	310,305
Profit (loss) for the year	2,567,371	1,825,420	1,436,755
Profit from discontinued operation, net of tax			(123,386)
Net income attributable to:
Owners of the Company	2,562,278	1,818,468	1,313,369
Non-controlling interests	5,093	6,952
Profit loss	2,567,371	1,825,420	1,313,369
Other select data:
Depreciation and amortization	13,549	17,053	16,007
EBITDA	2,936,144	2,810,246	2,290,166
Additions to PP&E, intangible and biological assets	52,410	10,498	11,356
Reconciliation of EBITDA:
Profit (loss) for the year	2,567,371	1,825,420	1,436,755
Income tax and social contribution	(98,387)	162,027	(310,305)
Finance result, net	453,611	805,746	1,147,709
Depreciation and amortization	13,549	17,053	16,007
EBITDA	2,936,144	2,810,246	2,290,166
Unallocated amounts [member] | Cosan Corporate [member] | Domestic market [member]
Disclosure of operating segments [line items]
Net sales	9,273	4,285	1,176
Deconsolidation Of Joint Ventures [member]
Disclosure of operating segments [line items]
Gross revenue	(111,587,412)	(89,741,956)
Net sales	(105,002,637)	(85,941,826)
Cost of sales	99,434,891	79,782,944
Gross profit	(5,567,746)	(6,158,882)
Selling expenses	2,275,566	2,149,004
General and administrative expenses	1,190,938	1,073,807
Other income (expense), net	(1,037,159)	(204,234)
Finance results	771,936	359,638
Finance expense	1,441,618	1,156,251
Finance income	(795,950)	(816,266)
Foreign exchange losses, net	854,348	160,379
Derivatives	(728,080)	(140,726)
Equity in earnings of associates	9,953	54,544
Equity in earnings of joint ventures	(22,140)
Income tax (expense)benefit	442,350	694,743
Profit (loss) for the year	(1,936,302)	(2,031,380)
Net income attributable to:
Owners of the Company	(1,883,989)	(1,971,760)
Non-controlling interests	(52,314)	(59,620)
Profit loss	(1,936,303)	(2,031,380)
Other select data:
Depreciation and amortization	(2,414,709)	(2,767,008)
EBITDA	(5,565,297)	(5,852,769)
Additions to PP&E, intangible and biological assets	(2,968,219)	(3,080,137)
Reconciliation of EBITDA:
Profit (loss) for the year	(1,936,302)	(2,031,380)
Income tax and social contribution	(442,350)	(694,743)
Finance result, net	(771,936)	(359,638)
Depreciation and amortization	(2,414,709)	(2,767,008)
EBITDA	(5,565,297)	(5,852,769)
Deconsolidation Of Joint Ventures [member] | Domestic market [member]
Disclosure of operating segments [line items]
Net sales	(104,119,094)	(81,983,874)
Deconsolidation Of Joint Ventures [member] | External market [member]
Disclosure of operating segments [line items]
Net sales	(7,468,318)	(7,758,082)
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Gross revenue	(40,128)	(34,706)	(38,209)
Net sales	(40,128)	(34,706)	(38,209)
Cost of sales	40,128	34,706	38,209
Finance results			105,885
Finance expense	6,663	331	105,885
Finance income	(6,663)	(331)
Equity in earnings of associates	(2,084,045)	(1,092,070)	(1,069,884)
Income tax (expense)benefit			(36,001)
Profit (loss) for the year	(2,084,045)	(1,092,070)	(1,000,000)
Profit from discontinued operation, net of tax			18,863
Net income attributable to:
Owners of the Company	(2,717,015)	(1,569,690)	(1,334,988)
Non-controlling interests	632,970	477,620	353,851
Profit loss	(2,084,045)	(1,092,070)	(981,137)
Other select data:
EBITDA	(2,084,045)	(1,092,070)	(1,069,884)
Reconciliation of EBITDA:
Profit (loss) for the year	(2,084,045)	(1,092,070)	(1,000,000)
Income tax and social contribution			36,001
Finance result, net			(105,885)
EBITDA	(2,084,045)	(1,092,070)	(1,069,884)
Elimination of intersegment amounts [member] | Domestic market [member]
Disclosure of operating segments [line items]
Net sales	R$ (40,128)	R$ (34,706)	(38,209)
Deconsolidation effects IFRS 11 [member]
Disclosure of operating segments [line items]
Gross revenue			(84,616,968)
Net sales			(81,276,784)
Cost of sales			74,413,469
Gross profit			(6,863,315)
Selling expenses			2,036,018
General and administrative expenses			1,015,162
Other income (expense), net			(829,008)
Finance results			53,438
Finance expense			1,192,786
Finance income			(887,123)
Foreign exchange losses, net			(692,988)
Derivatives			440,763
Equity in earnings of associates			68,951
Income tax (expense)benefit			1,331,959
Profit (loss) for the year			(3,186,795)
Net income attributable to:
Owners of the Company			(3,130,582)
Non-controlling interests			(56,213)
Profit loss			(3,186,795)
Other select data:
Depreciation and amortization			(2,816,414)
EBITDA			(7,388,606)
Additions to PP&E, intangible and biological assets			(2,798,518)
Reconciliation of EBITDA:
Profit (loss) for the year			(3,186,795)
Income tax and social contribution			(1,331,959)
Finance result, net			(53,438)
Depreciation and amortization			(2,816,414)
EBITDA			(7,388,606)
Deconsolidation effects IFRS 11 [member] | Domestic market [member]
Disclosure of operating segments [line items]
Net sales			(77,589,561)
Deconsolidation effects IFRS 11 [member] | External market [member]
Disclosure of operating segments [line items]
Net sales			R$ (7,027,407)